As filed with the Securities and Exchange Commission on February 14, 2001.

                                                            File No. 333-49040

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No.   1




                       FRANKLIN GROWTH AND INCOME FUND
                       -------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                                --------------
                (Registrant's Area Code and Telephone Number)


                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                ----------------------------------------------
  (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                    Code)

                MURRAY L. SIMPSON, 777 MARINERS ISLAND BLVD.
                --------------------------------------------
                             SAN MATEO, CA 94404
                             -------------------
                   (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Title of the securities being registered: Shares of beneficial interest, par value $.01 per share, of Franklin Growth and Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A

Part A of the Franklin Growth and Income Fund N-14 is incorporated by reference to the electronic filing made on December 14, 2000 under File No. 333-49040.

                                     PART B
Part B of the Franklin Growth and Income Fund N-14 is incorporated by reference to the electronic filing made on December 14, 2000 under File No. 333-49040.

                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

      (1)  Copies of the charter of the Registrant as now in effect;

            (a) Certificate of Trust of Franklin Growth and Income Fund dated March 21, 2000
                  Filing: Post-Effective Amendment No. 90 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: June 9, 2000

            (b) Agreement and Declaration of Trust of Franklin Growth and Income Fund dated March 21, 2000
                  Filing: Post-Effective Amendment No. 90 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: June 9, 2000

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a)   By-Laws of Franklin Growth and Income Fund
                  Filing: Post-Effective Amendment No. 90 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: June 9, 2000

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

            Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a) Agreement and Plan of Reorganization dated December 1, 2000 between the Registrant and Franklin Asset Allocation Fund

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (a) Management Agreement between Registrant and Franklin Advisers, Inc. dated August 10, 2000
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a)   Distribution Agreement between Registrant and
                  Franklin/Templeton Distributors, Inc. dated August 10, 2000
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

            (b)   Forms of Dealer Agreement between
                  Franklin/Templeton Distributors, Inc. and
                  Securities Dealers
                  Filing: Post-Effective Amendment No. 89 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 26, 1999

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

            Not Applicable.

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

            (a)   Master Custody Agreement between Registrant and
                  Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1996

            (b) Amendment to Master Custody Agreement dated February 27, 1998 on behalf of all funds listed on Exhibit A
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

            (c) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
                  Filing Post-Effective Amendment No. 86 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1997

            (d)   Terminal Link Agreement between Registrant and
                  Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 30, 1996

            (e) Foreign Custody Manager Agreement between the Registrant and Bank of New York dated July 30, 1998.
                  Filing: Post-Effective Amendment No. 88 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: December 22, 1998

            (f) Amendment dated August 30, 2000, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

            (g) Amendment dated August 30, 2000 to Schedule 1 of the Foreign Custody Manager Agreement dated July 30, 1998
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

            (h) Amendment dated September 1, 2000 to Schedule 2 of the Foreign Custody Manager Agreement dated July 30, 1998
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a)   Distribution Plan pursuant to Rule 12b-1 effective August
                  10, 2000
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

            (b)   Class C Distribution Plan pursuant to
                  Rule 12b-1, dated August 10, 2000
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

            (c) Class B Distribution Plan pursuant to Rule 12b-1 dated August 10, 2000
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

            (d)   Multiple Class Plan dated August 10, 2000
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a)   Opinion and Consent of Counsel
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated February 8, 2001

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services Inc.
                  Filing: Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

            (b) Amendment dated August 10, 2000 to Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Service Inc.
                  Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: October 26, 2000

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

            (a)   Not Applicable

      (15) All financial statements omitted pursuant to Items 14(a)(1);

            Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

            (a)   Power of Attorney dated April 18, 2000
                  Filing: Post-Effective Amendment No. 90 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: June 9, 2000

      (17) Any additional exhibits which the Registrant may wish to file.

            Not Applicable.

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 13th day of February, 2001.

                                       FRANKLIN GROWTH AND INCOME FUND
                                       -------------------------------
                                       (Registrant)


                                       By:/s/David P. Goss
                                          ----------------------------
                                          David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                Principal Executive Officer
------------------                 and Trustee
Charles E. Johnson                 Dated: February 13, 2001

MARTIN L. FLANAGAN*                Principal Financial Officer
------------------                 Dated: February 13, 2001
Martin L. Flanagan

KIMBERLEY H. MONASTERIO*           Principal Accounting Officer
-----------------------            Dated: February 13, 2001
Kimberley H. Monasterio

FRANK H. ABBOTT, III*              Trustee
--------------------               Dated: February 13, 2001
Frank H. Abbott, III

HARRIS J. ASHTON*                  Trustee
----------------                   Dated: February 13, 2001
Harris J. Ashton

S. JOSEPH FORTUNATO*               Trustee
-------------------                Dated: February 13, 2001
S. Joseph Fortunato

CHARLES B. JOHNSON*                Trustee
------------------                 Dated: February 13, 2001
Charles B. Johnson

RUPERT H. JOHNSON, JR.*            Trustee
---------------------              Dated: February 13, 2001
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                 Trustee
-----------------                  Dated: February 13, 2001
Frank W.T. LaHaye

GORDON S. MACKLIN*                 Trustee
------------------                 Dated: February 13, 2001
Gordon S. Macklin

R. MARTIN WISKEMANN*               Trustee
-------------------                Dated: February 13, 2001
R. Martin Wiskemann

*By  /s/David P. Goss
     --------------------------------
      David P. Goss, Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)



                         FRANKLIN GROWTH AND INCOME FUND
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.            DESCRIPTION

EX-99.(4)(a)           Agreement and Plan of Reorganization dated December 1,
                       2000 between the Registrant and Franklin Asset
                       Allocation Fund
EX-99.(12)(a)          Opinion and Consent of Counsel Supporting Tax Matters
                       and Consequences to Shareholders dated February 8, 2001